SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurement - Changes in Fair Value Measurements (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($) Y
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Beginning Balance	$ 1,058,633
Derivative liability issued with convertible debentures	0	$ 1,217,650
Change in fair value	(146,313)	(159,017)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance	$ 912,320	$ 1,058,633
Minimum [Member] | Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input | Y		1.17
Minimum [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input		7.12
Minimum [Member] | Derivative [Member] | Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Expected Term	8 months 1 day
Minimum [Member] | Derivative [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input	7.12
Minimum [Member] | Derivative [Member] | Measurement Input, Offered Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input	75
Maximum [Member] | Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input | Y		2
Maximum [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input		11.09
Maximum [Member] | Derivative [Member] | Measurement Input, Expected Term [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Expected Term	1 year 9 months
Maximum [Member] | Derivative [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input	11.80
Maximum [Member] | Derivative [Member] | Measurement Input, Offered Price [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input	110.0